1. Organization and Nature of Operations (Details Narrative)	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Ownership Percentage of Subsidiary	98.80%	98.80%	98.80%	94.35%	98.80%